Trade and other receivables - Trade receivables past due but not impaired and receivables factoring and related programs (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are past due
Trade receivables	$ 1,015	$ 970
Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	62	48
Up to three months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	46	42
Three to six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	5	4
Over six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	$ 11	$ 2